SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE－5 SEGMENT REPORTING

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker has been identified as the Chief Financial Officer (“CODM”), who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance, as the following reportable segments.

(i)	e-Commerce – operates an online lifestyle platform under the brand name of “Leflair” covering a diversity of services and products, such as fashion and accessories, beauty and personal care, and home and lifestyle, all managed by SOPA Technology Company Ltd,

(ii)	Corporate – is investment holding and head quarter within SOPA entities,

(iii)	Online grocery and food deliveries – operate an online food delivery service under the “Handycart” and “Mangan” brand name, managed by Dream Space Trading Co Ltd and New Retail Experience Incorporated respectively and an online grocery delivery under the “Pushkart” brand name, managed by New Retail Experience Incorporated,

(iv)	Telecommunication reseller – provide sales of local mobile phone plans and global internet data provider plans, both services managed by the Gorilla Group,

(v)	Digital marketing operates the digital marketing business with creator and digital marketing platform, and

(vi)	Online ticketing and reservation - operates the sale of domestic and overseas air ticket and global hotel reservations.

When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which includes general and administrative expenses which are included in the accompanying condensed consolidated statements of operations and other comprehensive income (loss).

The key measures of segment profit or loss reviewed by our CODM. General and administrative expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a business combination within the business combination period. The CODM also reviews general and administrative costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.

Schedule of Segment Reporting:

	Nine months ended September 30, 2025
	Online F&B and Groceries Deliveries	Digital Marketing	Online Ticketing and reservation	e-Commerce	Telecommunication Reseller	Corporate	Total
Revenue from external customers
Sales – online ordering	$—	$—	$—	$17,591	$—	$—	$17,591
Sales – digital marketing	—	3,145,351	757,103	—	147,094	—	4,049,548
Sales – online ticketing and reservation	—	—	1,287,769	—	—	—	1,287,769
Sales – data	—	—	—	—	472	—	472
Total revenue	—	3,145,351	2,044,872	17,591	147,566	—	5,355,380

Cost of sales:
Cost of online ordering	—	—	—	(23,826)	—	—	(23,826)
Cost of digital marketing	—	(2,564,632)	—	—	—	—	(2,564,632)
Cost of data	—	—	—	—	(897)	—	(897)
Software cost	—	—	—	—	—	—	—
Total cost of revenue	—	(2,564,632)	—	(23,826)	(897)	—	(2,589,355)

Gross income (loss)	—	580,719	2,044,872	(6,235)	146,669	—	2,766,025

Operating expenses
Sales and marketing expenses	—	(11,065)	(135,330)	(6,233)	(76,846)	—	(229,474)
Software development costs	—	—	—	—	—	(39,512)	(39,512)
Depreciation	(13,173)	(22,570)	(27,993)	(35,053)	—	(42,055)	(140,844)
Amortization	—	—	(17,892)	—	(214,254)	(61,605)	(293,751)
General and administrative expenses	(156,162)	(1,410,213)	(3,271,078)	(122,897)	(15,668)	(4,349,589)	(9,325,607)
Total operating expenses	(169,335)	(1,443,848)	(3,452,293)	(164,183)	(306,768)	(4,492,761)	(10,029,188)

Loss from operations	(169,335)	(863,129)	(1,407,421)	(170,418)	(160,099)	(4,492,761)	(7,263,163)

Write-off of intangible assets	—	—	—	—	(209,172)	—	(209,172)
Interest income	11	271	3,287	3	—	1,020	4,592
Interest expense	—	(39)	(55)	—	(393)	(729)	(1,216)
(Loss) gain on disposal of subsidiaries	—	—	—	—	(10,143)	1,986	(8,157)
Loss on early lease termination	—	—	(69)	—	—	—	(69)
Loss on disposal of plant and equipment	—	(5)	—	—	—	—	(5)
Waiver of loan payable		—	—	—	—	8,509	8,509
Other income, net	—	851	847,743	314	—	113,628	962,536
Total other income (expense), net	11	1,078	850,906	317	(219,708)	124,414	757,018
Loss before income taxes	$(169,324)	$(862,051)	$(556,515)	$(170,101)	$(379,807)	$(4,368,347)	$(6,506,145)

	Nine Months ended September 30, 2024
	Online F&B and Groceries Deliveries	Digital Marketing	Online Ticketing and reservation	e-Commerce	Telecommunication Reseller	Corporate	Total
Revenue from external customers
Sales – online ordering	—	—	—	29,360	—	—	29,360
Sales – digital marketing	—	4,542,073	—	—	—	—	4,542,073
Sales – online ticketing and reservation	—	—	650,480	—	—	—	650,480
Sales – data	—	—	—	—	4,849	—	4,849
Software sales	—	—	6,721	—	—	—	6,721
Total revenue	—	4,542,073	657,201	29,360	4,849	—	5,233,483

Cost of sales:
Cost of online ordering	(501)	—	—	(32,780)	—	—	(33,281)
Cost of digital marketing	—	(3,802,729)	—	—	—	—	(3,802,729)
Cost of online platform	—	—	—	—	—	—	—
Cost of data	—	—	—	—	(47,065)	—	(47,065)
Software cost	—	—	(16,469)	(11,339)	—	—	(27,808)
Total cost of revenue	(501)	(3,802,729)	(16,469)	(44,119)	(47,065)	—	(3,910,883)

Gross income (loss)	(501)	739,344	640,732	(14,759)	(42,216)	—	1,322,600

Operating Expenses
Sales and marketing expenses	—	(75,919)	(134,926)	(20,848)	(17,787)	(61,616)	(311,096)
Software development costs	—	—	—	—	—	(40,972)	(40,972)
Depreciation	(15,946)	(18,444)	(64,940)	(35,053)	—	(47,961)	(182,344)
Amortization	—	—	(18,479)	—	(269,940)	(22,543)	(310,962)
General and administrative expenses	(157,726)	(1,248,313)	(1,172,476)	(343,741)	(41,647)	(3,734,792)	(6,698,695)
Total operating expenses	(173,672)	(1,342,676)	(1,390,821)	(399,642)	(329,374)	(3,907,884)	(7,544,069)

Loss from operations	(174,173)	(603,332)	(750,089)	(414,401)	(371,590)	(3,907,884)	(6,221,469)

Other income (expense)
Impairment of intangible assets	—	—	(135,000)	—	—	—	(135,000)
Gain on disposal of plant and equipment	206	—	—	—	—	—	206
Interest income	10	358	1,773	3	—	7,970	10,114
Interest expense	—	—	—	—	(661)	(40,263)	(40,924)
Waiver of loan payable	—	—	—	—	43,792	—	43,792
Write-off of plant and equipment	—	—	—	—	—	(8,480)	(8,480)
Other income	3,705	2,009	1,357	3,447	1,748	232,741	245,007
Total other income	3,921	2,367	(131,870)	3,450	44,879	191,968	114,715
Loss before income taxes	(170,252)	(600,965)	(881,959)	(410,951)	(326,711)	(3,715,916)	(6,106,754)

	Three months ended September 30, 2025
	Online F&B and Groceries Deliveries	Digital Marketing	Online Ticketing and reservation	e-Commerce	Telecommunication Reseller	Corporate	Total
Revenue from external customers
Sales – online ordering	$—	$—	$—	$10,212	$—	$—	$10,212
Sales – digital marketing	—	599,918	200,000	—	1,504	—	801,422
Sales – online ticketing and reservation	—	—	568,673	—	—	—	568,673
Sales – data	—	—	—	—	75	—	75
Total revenue	—	599,918	768,673	10,212	1,579	—	1,380,382

Cost of sales:
Cost of online ordering	—	—	—	(14,788)	—	—	(14,788)
Cost of digital marketing	—	(478,222)	—	—	—	—	(478,222)
Cost of data	—	—	—	—	(32)	—	(32)
Total cost of revenue	—	(478,222)	—	(14,788)	(32)	—	(493,042)

Gross income (loss)	—	121,696	768,673	(4,576)	1,547	—	887,340

Operating Expenses
Sales and marketing expenses	—	(1,839)	(43,865)	(3,351)	(74,814)	—	(123,869)
Software development costs	—	—	—	—	—	(13,083)	(13,083)
Depreciation	(3,800)	(7,634)	(9,502)	(11,684)	—	(15,817)	(48,437)
Amortization	—	—	(5,964)	—	(32,486)	(27,322)	(65,772)
General and administrative expenses	(66,773)	(640,126)	(1,967,147)	(40,368)	(7,798)	(3,158,591)	(5,880,803)
Total operating expenses	(70,573)	(649,599)	(2,026,478)	(55,403)	(115,098)	(3,214,813)	(6,131,964)

Loss from operations	(70,573)	(527,903)	(1,257,805)	(59,979)	(113,551)	(3,214,813)	(5,244,624)

Write-off of intangible asset	—	—	—	—	(209,172)	—	(209,172)
Interest income	4	57	1,351	3	—	—	1,415
Interest expense	—	—	8	—	(112)	(729)	(833)
(Loss) gain on disposal of subsidiary	—	—	—	—	(10,143)	1,986	(8,157)
Loss on early lease termination	—	—	(69)	—	—	—	(69)
Loss on disposal of plant and equipment	—	(231)	—	—	—	—	(231)
Waiver of loan payable	—	—	—	—	—	17	17
Other income	—	324	244,681	—	—	2,463	247,468
Total other income (expense), net	4	150	245,971	3	(219,427)	3,737	30,438
Loss before income taxes	$(70,569)	$(527,753)	$(1,011,834)	$(59,976)	$(332,978)	$(3,211,076)	$(5,214,186)

	Three Months ended September 30, 2024
	Online F&B and Groceries Deliveries	Digital Marketing	Online Ticketing and reservation	e-Commerce	Telecommunication Reseller	Corporate	Total
Revenue from external customers
Sales – online ordering	—	—	—	4,931	—	—	4,931
Sales – digital marketing	—	1,461,480	—	—	—	—	1,461,480
Sales – online ticketing and reservation	—	—	208,873	—	—	—	208,873
Sales – data	—	—	—	—	106	—	106
Software sales	—	—	504	—	—	—	504
Total revenue	—	1,461,480	209,377	4,931	106	—	1,675,894

Cost of sales:
Cost of online ordering	1	—	—	(6,651)	—	—	(6,650)
Cost of digital marketing	—	(1,298,566)	—	—	—	—	(1,298,566)
Cost of online platform	—	—	—	—	—	—	—
Cost of data	—	—	—	—	2,995	—	2,995
Software cost	—	—	(4,279)	(3,748)	—	—	(8,027)
Total cost of revenue	1	(1,298,566)	(4,279)	(10,399)	2,995	—	(1,310,248)

Gross income (loss)	1	162,914	205,098	(5,468)	3,101	—	365,646

Operating Expenses
Sales and marketing expenses	—	(2,053)	(37,071)	(580)	(125)	(434)	(40,263)
Software development costs	—	—	—	—	—	(13,635)	(13,635)
Depreciation	(5,296)	(6,287)	(21,590)	(11,684)	—	(16,010)	(60,867)
Amortization	—	—	(6,160)	—	(91,248)	(7,620)	(105,028)
General and administrative expenses	(15,298)	(379,481)	(177,439)	(106,883)	(1,813)	(639,553)	(1,320,467)
Total operating expenses	(20,594)	(387,821)	(242,260)	(119,147)	(93,186)	(677,252)	(1,540,260)

Loss from operations	(20,593)	(224,907)	(37,162)	(124,615)	(90,085)	(677,252)	(1,174,614)

Other income (expense)
Impairment of intangible assets	—	—	—	—	—	(135,000)	(135,000)
Gain on disposal of plant and equipment	—	—	—	—	—	—	—
Interest income	1	39	418	—	—	3,527	3,985
Interest expense	—	—	—	—	(203)	(40,263)	(40,466)
Waiver of loan payable	—	—	—	—	382	—	382
Write-off of plant and equipment	—	—	—	—	—	(60)	(60)
Other income	(66)	658	149	122	1,521	14,619	17,003
Total other income	(65)	697	567	122	1,700	(157,177)	(154,156)
Loss before income taxes	(20,658)	(224,210)	(36,595)	(124,493)	(88,385)	(834,429)	(1,328,770)

	September 30, 2025
	Online F&B and Groceries Deliveries	Digital Marketing	Online Ticketing and reservation	e-Commerce	Telecommunication Reseller	Corporate	Total
Intangible assets, net	$—	$1,659,000	$3,326,320	$—	$—	$122,232	$5,107,552
Identifiable assets	$96,920	$4,641,699	$17,465,574	$145,489	$6,373	$5,470,768	$27,826,823

	December 31, 2024
	Online F&B and Groceries Deliveries	Digital Marketing	Online Ticketing and reservation	e-Commerce	Telecommunication Reseller	Corporate	Total
Intangible assets, net	$—	$1,659,000	$3,345,161	$—	$402,399	$179,336	$5,585,896
Identifiable assets	$111,636	$2,477,449	$10,190,695	$214,933	$21,347	$2,677,745	$15,693,805

The sales below are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables:

Schedule of geographic segments:

	Nine months ended September 30,
	2025	2024
Indonesia	$615,265	$697,337
Vietnam	41,703	557,402
Philippines	651,805	197,500
Singapore	1,753,635	140,216
United States	1,284,480	2,679,269
Thailand	1,008,364	961,356
Malaysia	128	403
	$5,355,380	$5,233,483

	Three months ended September 30,
	2025	2024
Indonesia	$212,205	$167,725
Vietnam	(121,949)	70,831
Philippines	261,209	94,899
Singapore	601,149	55,497
United States	212,210	809,789
Thailand	215,546	477,141
Malaysia	2	12
	$1,380,382	$1,675,894

NOTE－5 SEGMENT REPORTING

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker has been identified as the Chief Financial Officer (“CODM”), who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance, as the following reportable segments.

(i)	e-Commerce – operates an online lifestyle platform under the brand name of “Leflair” covering a diversity of services and products, such as fashion and accessories, beauty and personal care, and home and lifestyle, all managed by SOPA Technology Company Ltd,

(ii)	Corporate – is investment holding and head quarter within SOPA entities,

(iii)	Online grocery and food deliveries – operate an online food delivery service under the “Handycart” and “Mangan” brand name, managed by Dream Space Trading Co Ltd and New Retail Experience Incorporated respectively and an online grocery delivery under the “Pushkart” brand name, managed by New Retail Experience Incorporated,

(iv)	Telecommunication reseller – provide sales of local mobile phone plans and global internet data provider plans, both services managed by the Gorilla Group,

(v)	Digital marketing operates the digital marketing business with creator and digital marketing platform, and

(vi)	Online ticketing and reservation - operates the sale of domestic and overseas air ticket and global hotel reservations.

When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which includes general and administrative expenses which are included in the accompanying statements of operations.

The key measures of segment profit or loss are reviewed by our CODM. General and administrative expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a business combination within the business combination period and manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.

Schedule of Segment Reporting:

	Year ended December 31, 2024
	Online F&B and Groceries Deliveries	Digital Marketing	Online Ticketing and reservation	e-Commerce	Telecommunication Reseller	Corporate	Total
Revenue from external customers
Sales – online ordering	—	—	—	34,808	—	—	34,808
Sales – digital marketing	—	6,173,970	—	—	—	—	6,173,970
Sales – online ticketing and reservation	—	—	885,017	—	—	—	885,017
Sales – data	—	—	—	—	4,898	—	4,898
Software sales	—	—	6,837	—	—	—	6,837
Total revenue	—	6,173,970	891,854	34,808	4,898	—	7,105,530

Cost of sales:
Cost of online ordering	(499)	—	—	(38,406)	—	—	(38,905)
Cost of digital marketing	—	(5,123,662)	—	—	—	—	(5,123,662)
Cost of data	—	—	—	—	(50,750)	—	(50,750)
Software cost	—	—	(17,769)	(11,530)	—	—	(29,299)
Total cost of revenue	(499)	(5,123,662)	(17,769)	(49,936)	(50,750)	—	(5,242,616)

Gross income (loss)	(499)	1,050,308	874,085	(15,128)	(45,852)	—	1,862,914

Operating Expenses
Sales and marketing expenses	—	(84,224)	(166,289)	(22,075)	(18,395)	(50,478)	(341,461)
Software development costs	—	—	—	—	—	(54,644)	(54,644)
Depreciation	(21,151)	(26,071)	(80,443)	(46,737)	—	(62,257)	(236,659)
Amortization	—	—	(24,638)	—	(360,270)	(30,087)	(414,995)
General and administrative expenses	(234,917)	(1,472,520)	(1,901,294)	(411,758)	(56,471)	(6,059,527)	(10,136,487)
Total operating expenses	(256,068)	(1,582,815)	(2,172,664)	(480,570)	(435,136)	(6,256,993)	(11,184,246)

Loss from operations	(256,567)	(532,507)	(1,298,579)	(495,698)	(480,988)	(6,256,993)	(9,321,332)

Loss on disposal of subsidiary	—	—	—	—	(75)	—	(75)
Interest income	11	500	2,504	3	—	10,429	13,447
Interest expense	—	(594)	(26)	—	(838)	(150,686)	(152,144)
(Loss) gain on disposal of plant and equipment	205	—	(67,406)	—	—	—	(67,201)
Provision for loss on litigation settlement	—	(818,352)	—	—	—	—	(818,352)
Waiver of loan payable	—	—	—	—	43,835	—	43,835
Write-off of plant and equipment	—	—	—	—	—	(8,488)	(8,488)
Write-off of goodwill	—	—	(6,348)	—	—	—	(6,348)
Write-off of intangible assets	—	—	(135,000)	—	—	—	(135,000)
Other income (expense)	3,750	21,680	282,485	7,180	3,583	(23,778)	294,900
Total other income (expense)	3,966	(796,766)	76,209	7,183	46,505	(172,523)	(835,426)
Income (loss) before income taxes	(252,601)	(1,329,273)	(1,222,370)	(488,515)	(434,483)	(6,429,516)	(10,156,758)

	Year ended December 31, 2023
	Online F&B and Groceries Deliveries	Digital Marketing	Online Ticketing and reservation	e-Commerce	Telecommunication Reseller	Corporate	Total
Revenue from external customers
Sales – online ordering	98,004	—	—	414,120	—	—	512,124
Sales – digital marketing	—	5,326,664	639,947	—	—	—	5,966,611
Sales – online ticketing and reservation	—	—	1,606,800	—	—	—	1,606,800
Sales – data	—	—	—	—	24,018	—	24,018
Software sales	—	51,450	9,887	—	—	745	62,082
Total revenue	98,004	5,378,114	2,256,634	414,120	24,018	745	8,171,635

Cost of sales:
Cost of online ordering	(103,641)	—	—	(370,935)	—	—	(474,576)
Cost of digital marketing	—	(4,953,510)	—	—	—	—	(4,953,510)
Cost of data	—	—	—	—	(44,750)	—	(44,750)
Software cost	—	—	(32,682)	(194,206)	—	(1,921)	(228,809)
Total cost of revenue	(103,641)	(4,953,510)	(32,682)	(565,141)	(44,750)	(1,921)	(5,701,645)

Gross income (loss)	(5,637)	424,604	2,223,952	(151,021)	(20,732)	(1,176)	2,469,990

Operating Expenses
Sales and marketing expenses	(2,465)	(48,835)	(260,501)	(79,581)	(33,636)	(152,913)	(577,931)
Software development costs	—	—	—	—	—	(55,645)	(55,645)
Depreciation	(31,256)	(20,397)	(88,706)	(42,803)	—	(65,826)	(248,988)
Amortization	—	—	(25,812)	—	(179,212)	(817,461)	(1,022,485)
General and administrative expenses	(618,061)	(1,472,010)	(1,720,523)	(870,286)	(93,944)	(13,750,535)	(18,525,359)
Total operating expenses	(651,782)	(1,541,242)	(2,118,032)	(992,670)	(306,792)	(14,819,890)	(20,430,408)

Income (loss) from operations	(657,419)	(1,116,638)	(105,920)	(1,143,691)	(327,524)	(14,821,066)	(17,960,418)

Other income (expense)
Dividend income	7,638	—	—	—	—	—	7,638
Gain on early lease termination	—	1,064	—	—	—	—	1,064
Interest income	18	390	2,452	1,006	—	156,836	160,702
Interest expense	(27)	—	973	—	(1,181)	—	(235)
Gain on disposal of plant and equipment	(477,285)	478,723	—	—	—	—	1,438
Waiver of loan payable	192,716	—	—	—	—	—	192,716
Write-off of plant and equipment	(386,160)	—	—	—	—	—	(386,160)
Write-off of intangible assets						(276,000)	(276,000)
Other income	4,018	6,946	21,311	10,629	12,483	130,265	185,652
Total other income (expense)	(659,082)	487,123	24,736	11,635	11,302	11,101	(113,185)
Income (loss) before income taxes	(1,316,501)	(629,515)	153,146	(1,132,056)	(316,222)	(14,832,455)	(18,073,603)

	December 31, 2024
	Online F&B and Groceries Deliveries	Digital Marketing	Online Ticketing and reservation	e-Commerce	Telecommunication Reseller	Corporate	Total
Intangible assets, net	—	1,659,000	3,345,161	—	402,399	179,336	5,585,896
Identifiable assets	111,636	2,477,449	10,190,695	214,933	21,347	2,677,745	15,693,805

	December 31, 2023
	Online F&B and Groceries Deliveries	Digital Marketing	Online Ticketing and reservation	e-Commerce	Telecommunication Reseller	Corporate	Total
Intangible assets, net	—	1,659,000	3,372,445	—	911,706	138,577	6,081,728
Identifiable assets	167,360	2,495,897	3,188,452	361,421	46,625	4,021,691	10,281,446

The below revenue are based on the countries in where the sales occurred. Summarized financial information concerning our geographic segments is shown in the following tables:

	Years Ended December 31,
	2024	2023
Indonesia	$892,210	$1,235,834
Vietnam	634,190	1,256,972
Philippines	333,598	196,998
Singapore	275,981	459,213
United States	3,506,052	3,936,733
Thailand	1,463,055	1,083,080
Malaysia	444	2,805
	$7,105,530	$8,171,635

The below long-live assets are based on the countries in where they locate. Summarized financial information concerning our geographic segments is shown in the following tables:

	Years Ended December 31,
	2024	2023
Indonesia	$193,106	$472,116
Vietnam	81,877	71,498
Philippines	695,944	53,886
Singapore	23,082	1,174,994
United States	14,481	319,512
Thailand	150,363	—
India	690	2,608
	$1,159,543	$2,094,614